Investment Securities	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investment Securities

Note 3 – Investment Securities

Securities available-for-sale at June 30, 2019 and December 31, 2018 are as follows (amounts in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
June 30, 2019:
Securities available-for-sale:
Residential mortgage-backed	$110,379	$504	$(1,245)	$109,638
U.S. govt. sponsored enterprises	50,282	1,170	(45)	51,407
State, county, and municipal	55,824	1,519	(30)	57,313
Corporate debt obligations	2,155	11	(38)	2,128

Totals	$218,640	$3,204	$(1,358)	$220,486

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018:
Securities available-for-sale:
Residential mortgage-backed	$108,915	$45	$(4,027)	$104,933
U.S. govt. sponsored enterprises	63,833	367	(278)	63,922
State, county, and municipal	57,417	219	(476)	57,160
Corporate debt obligations	2,670	7	(62)	2,615

Totals	$232,835	$638	$(4,843)	$228,630

Management evaluates securities for other-than-temporary impairment on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Details concerning investment securities with unrealized losses as of June 30, 2019 and December 31, 2018 are as follows (amounts in thousands):

	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
June 30, 2019:
Securities available-for-sale:
Residential mortgage-backed	$2,539	$4	$69,860	$1,241	$72,399	$1,245
U.S. govt. sponsored enterprises	—	—	2,998	45	2,998	45
State, county & municipal	863	2	6,011	28	6,874	30
Corporate debt obligations	—	—	360	38	360	38

Totals	$3,402	$6	$79,229	$1,352	$82,631	$1,358

December 31, 2018:
Securities available-for-sale:
Residential mortgage-backed	$6,003	$27	$88,502	$4,000	$94,505	$4,027
U.S. govt. sponsored enterprises	9,786	13	8,116	265	17,902	278
State, county & municipal	19,043	149	13,880	327	32,923	476
Corporate debt obligations	516	3	332	59	848	62

Totals	$35,348	$192	$110,830	$4,651	$146,178	$4,843

As of June 30, 2019, management does not consider securities with unrealized losses to be other-than-temporarily impaired. The unrealized losses in each category have occurred as a result of changes in interest rates, market spreads and market conditions subsequent to purchase. The Company has the ability and intent to hold its securities for a period of time sufficient to allow for a recovery in fair value. There were no other-than-temporary impairments charged to earnings during the six months ended June 30, 2019 or 2018. The Company owned a total of 55 securities with unrealized losses of $1.36 million at June 30, 2019. As of June 30, 2019 and December 31, 2018, securities with a carrying value of approximately $66.7 million and $61.5 million, respectively, were pledged to secure public deposits as required by law. At June 30, 2019 and December 31, 2018, the carrying value of securities pledged to secure repurchase agreements was approximately $15.7 million and $16.5 million, respectively.

During the six months ended June 30, 2019, the Company sold investment securities for proceeds of $21.8 million and realized losses of $3 thousand. During the six months ended June 30, 2018, the Company sold investment securities for proceeds of $38.0 million and realized gains of $3 thousand.

The amortized cost and estimated fair value of securities available-for-sale at June 30, 2019 and December 31, 2018, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities for residential mortgage backed securities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties. These securities are therefore not presented by maturity classification.

	June 30, 2019		December 31, 2018
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In Thousands)		(In Thousands)
Securities available-for-sale
Less than 1 year	$13,500	$13,546	$17,094	$17,092
1 to 5 years	48,706	49,776	55,924	56,000
5 to 10 years	15,072	15,655	23,597	23,733
After 10 years	30,983	31,871	27,305	26,872

	108,261	110,848	123,920	123,697
Residential mortgage-backed securities	110,379	109,638	108,915	104,933

Totals	$218,640	$220,486	$232,835	$228,630

(3) Investment Securities

Investment securities available-for-sale at December 31, 2018 and 2017 are as follows (amounts in thousands):

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2018:
Securities available-for-sale:
Residential mortgage-backed	$108,915	$45	$(4,027)	$104,933
U.S. govt. sponsored enterprises	63,833	367	(278)	63,922
State, county, and municipal	57,417	219	(476)	57,160
Corporate debt obligations	2,670	7	(62)	2,615

Totals	$232,835	$638	$(4,843)	$228,630

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2017:
Securities available-for-sale:
Residential mortgage-backed	$125,768	$23	$(2,819)	$122,972
U.S. govt. sponsored enterprises	13,176	8	(185)	12,999
State, county, and municipal	55,339	511	(349)	55,501
Corporate debt obligations	1,831	11	(25)	1,817

Totals	$196,114	$553	$(3,378)	$193,289

Management evaluates securities for other-than-temporary impairment on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Details concerning investment securities with unrealized losses as of December 31, 2018 and 2017 are as follows (amounts in thousands):

	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2018:
Securities available-for-sale:
Residential mortgage-backed	$6,003	$27	$88,502	$4,000	$94,505	$4,027
U.S. govt. sponsored enterprises	9,786	13	8,116	265	17,902	278
State, county & municipal	19,043	149	13,880	327	32,923	476
Corporate debt obligations	516	3	332	59	848	62

Totals	$35,348	$192	$110,830	$4,651	$146,178	$4,843

December 31, 2017:
Securities available-for-sale:
Residential mortgage-backed	$43,811	$445	$75,046	$2,374	$118,857	$2,819
U.S. govt. sponsored enterprises	8,630	60	3,698	125	12,328	185
State, county & municipal	14,535	130	14,559	219	29,094	349
Corporate debt obligations	1,000	—	355	25	1,355	25

Totals	$67,976	$635	$93,658	$2,743	$161,634	$3,378

At December 31, 2018, one hundred fifty-five out of three hundred one securities were in a loss position due primarily to changing interest rates. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and industry analysts’ reports. As management had the ability and intent to hold debt securities until maturity, no declines were deemed to be other than temporary as of December 31, 2018 and 2017.

The proceeds and gross gains and gross losses from sales of securities available-for-sale for the years ended December 31, 2018 and 2017 are as follows (in thousands):

	Year ended December 31:
	2018	2017
Realized Gains (Losses)-Securities Sales:
Gross gains	$381	$63
Gross losses	(429)	(58)

Investment securities gains (losses), net	$(48)	$5

Proceeds from sales of investment securities	$59,907	$13,251

At December 31, 2018 and 2017, securities with a carrying value of approximately $61.5 million and $28.5 million, respectively, were pledged to secure public deposits as required by law. At December 31, 2018 and 2017, the carrying value of securities pledged to secure repurchase agreements was approximately $16.5 million and $20 million, respectively.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2018, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Less than 1 year	$17,094	$17,092
1 to 5 years	55,924	56,000
5 to 10 years	23,597	23,733
After 10 years	27,305	26,872

	123,920	123,697
Residential mortgage-backed securities	108,915	104,933

Totals	$232,835	$228,630